UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

       Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment:         | |; Amendment Number: ____

This Amendment (Check only one): | | is a restatement
                                 | | adds new holding entries.

Institutional Manager Filing this Report:

Name:       ZLP Fund, L.P.

Address:    c/o Zimmer Lucas Partners, LLC
            7 West 54th Street
            New York, New York 10019

13F File Number: 028-11923

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Stuart J. Zimmer
Title:      Managing Member of Zimmer Lucas Capital, LLC
Phone:      212-509-1600

Signature, Place and Date of Signing:


/s/ Stuart J. Zimmer             New York, New York        November 14, 2012
--------------------------   --------------------------    ---------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number    Name

028-10550               Zimmer Lucas Capital, LLC

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  0

Form 13F Information Table Value Total: $0
                                        (thousands)

List of Other Included Managers: NONE

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